Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the amounts shown in the condensed consolidated statements of cash flows (in thousands):

	September 30, 2023	December 31, 2022
Cash and cash equivalents	$9,133	$43,716
Restricted cash	1,013	—
Cash, cash equivalents and restricted cash	$10,146	$43,716

Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the amounts shown in the condensed consolidated statements of cash flows (in thousands):

	September 30, 2023	December 31, 2022
Cash and cash equivalents	$9,133	$43,716
Restricted cash	1,013	—
Cash, cash equivalents and restricted cash	$10,146	$43,716